Shareholder Report, Average Annual Return (Details) B297330_Direxion Daily FTSE China Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily FTSE China Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily FTSE China Bull 3X Shares NAV
Average Annual Return, Percent	46.60%	(31.28%)	(18.90%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
FTSE China 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index
Average Annual Return, Percent	30.44%	1.06%	3.67%